UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	2-28-2013

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	FEBRUARY 28, 2013

California Long-Term Tax-Free Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	24
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended February 28, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information. For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rebound After Second-Quarter Slump in 2012

Capital market performance from August 31, 2012 to February 28, 2013 reflected rebounds in investor sentiment and riskier asset returns since the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”) and extensions of other easing measures, helped trigger increased optimism about the global financial and economic outlook. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 14.41% for the six-month period, compared with 8.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks also posted gains, while U.S. and global treasury indices generally retreated. In this environment, municipal bonds generally outperformed the broader U.S. bond market—the Barclays Municipal Bond Index gained 2.01% compared with 0.15% for the Barclays U.S. Aggregate Bond Index.

The U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 28, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCLTX	2.80%	6.38%	6.76%	4.72%	6.72%	11/9/83
Barclays Municipal Bond Index	—	2.01%	5.00%	6.79%	5.05%	7.43%(2)	—
Institutional Class	BCLIX	2.90%	6.60%	—	—	7.51%	3/1/10
A Class No sales charge* With sales charge*	ALTAX	2.67% -1.94%	6.12% 1.36%	6.50% 5.52%	— —	5.38% 4.49%	9/28/07
C Class No sales charge* With sales charge*	ALTCX	2.29% 1.29%	5.33% 5.33%	5.71% 5.71%	— —	4.60% 4.60%	9/28/07

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 10/31/83, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

FEBRUARY 28, 2013
Portfolio at a Glance
Weighted Average Maturity	14.7 years
Average Duration (Modified)	5.6 years

Top Five Sectors	% of fund investments
General Obligation (GO)	22%
Electric Revenue	12%
Transportation Revenue	11%
Hospital Revenue	11%
Certificates of Participation (COPs)/Leases	10%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.6%
Other Assets and Liabilities	0.4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Expenses Paid During Period(1) 9/1/12 – 2/28/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,028.00	$2.36	0.47%
Institutional Class	$1,000	$1,029.00	$1.36	0.27%
A Class	$1,000	$1,026.70	$3.62	0.72%
C Class	$1,000	$1,022.90	$7.37	1.47%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.36	0.47%
Institutional Class	$1,000	$1,023.46	$1.35	0.27%
A Class	$1,000	$1,021.22	$3.61	0.72%
C Class	$1,000	$1,017.51	$7.35	1.47%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

FEBRUARY 28, 2013 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 99.6%
CALIFORNIA — 96.7%
ABAG Finance Authority for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.13%, 3/1/13 (LOC: LaSalle Bank N.A.)	$1,000,000	$ 1,000,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	1,200,000	1,425,180
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,234,010
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	553,580
Alameda Corridor Transportation Authority Rev., Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	1,000,000	397,490
Alameda Corridor Transportation Authority Rev., Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	3,750,000	1,254,825
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/24	750,000	924,060
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,822,100
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	354,270
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)	3,000,000	3,420,600
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.81%, 3/7/13	725,000	724,587
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,693,515
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	2,135,000	2,399,505
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.21%, 3/7/13	1,250,000	1,249,425
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	1,500,000	1,823,160
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,716,570
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-2, (San Francisco Bay Area), 5.00%, 10/1/42	2,000,000	2,244,460
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/31	1,000,000	1,180,320
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/24	1,000,000	1,258,330
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/25	2,635,000	3,279,152
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/26	1,000,000	1,234,810
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/34	3,000,000	3,554,910
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	1,450,000	1,650,738
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	2,500,000	2,999,850
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Central Valley), 5.00%, 12/1/25	1,000,000	1,225,930

7

Principal Amount	Value
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	$2,000,000	$ 2,200,500
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,418,420
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	1,425,000	1,769,494
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	1,275,000	1,575,020
California Department of Water Resources Power Supply Rev., Series 2010 M, 4.00%, 5/1/15	3,000,000	3,235,800
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	1,525,000	1,677,881
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	5,000,000	6,279,700
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	3,250,000	4,138,940
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16	1,700,000	1,945,259
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	3,000,000	3,187,170
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,270,820
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,695,100
California Educational Facilities Authority Rev., (University of Pacific), 5.25%, 5/1/34	2,000,000	2,131,920
California Educational Facilities Authority Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39	450,000	597,672
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	3,953,000	4,587,812
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.91%, 3/7/13	2,590,000	2,592,590
California GO, 4.00%, 10/1/14	1,750,000	1,853,740
California GO, 5.00%, 9/1/15	4,560,000	5,085,540
California GO, 5.00%, 9/1/19	1,530,000	1,875,872
California GO, 5.00%, 6/1/32	1,500,000	1,684,395
California GO, 5.25%, 9/1/32	2,000,000	2,362,880
California GO, 5.00%, 11/1/32	1,500,000	1,687,140
California GO, 6.50%, 4/1/33	5,000,000	6,276,100
California GO, 5.00%, 4/1/38	2,500,000	2,783,725
California GO, 6.00%, 4/1/38	2,500,000	3,022,125
California GO, 6.00%, 11/1/39	5,000,000	6,119,450
California GO, 5.50%, 3/1/40	3,000,000	3,553,050
California GO, 5.00%, 10/1/41	2,000,000	2,246,920
California GO, Series 2004 A5, (Kindergarten), VRDN, 0.08%, 3/1/13 (LOC: Citibank N.A.)	1,900,000	1,900,000
California GO, Series 2004 B1, (Kindergarten), VRDN, 0.07%, 3/1/13 (LOC: Citibank N.A.)	4,200,000	4,200,000
California GO, Series 2004 B3, (Kindergarten), VRDN, 0.09%, 3/1/13 (LOC: Citibank N.A.)	800,000	800,000
California GO, Series 2012 B, VRN, 1.01%, 3/7/13	2,000,000	2,004,040
California GO, Series 2012 B, VRN, 1.11%, 3/7/13	800,000	801,680
California GO, Series 2012 B, VRN, 1.26%, 3/7/13	960,000	970,176
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	740,000	903,777
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,229,020
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,500,000	1,655,130
California Health Facilities Financing Authority Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(2)	2,000,000	2,783,540

8

Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	$1,500,000	$ 1,637,745
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	1,000,000	1,014,690
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	1,470,000	1,491,594
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	1,000,000	1,014,690
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,214,190
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	4,044,334
California Health Facilities Financing Authority Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38	5,000,000	6,154,900
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,186,570
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	1,000,000	1,157,480
California Health Facilities Financing Authority Rev., Series 2010 A, (Scripps Memorial Hospital), 5.00%, 11/15/19	1,000,000	1,225,590
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 5.50%, 8/15/20	1,000,000	1,269,400
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,839,735
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	1,000,000	1,183,890
California Health Facilities Financing Authority Rev., Series 2012 B, (Children’s Hospital of Los Angeles), VRDN, 1.91%, 3/7/13	1,210,000	1,220,103
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/28	2,325,000	2,662,683
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.08%, 3/1/13 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/19	1,500,000	1,737,615
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/20	1,625,000	1,885,032
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	325,000	355,843
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 5.00%, 10/1/17	360,000	432,029
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.41%, 3/7/13	5,000,000	5,016,250
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	2,000,000	2,429,060
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,154,410
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	795,899

9

Principal Amount	Value
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.07%, 3/1/13 (LOC: JPMorgan Chase Bank N.A.)	$2,000,000	$ 2,000,000
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)	2,000,000	2,268,080
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,358,760
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	2,036,373
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,174,480
California Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/28	2,000,000	2,404,100
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,700,000	1,992,808
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	1,865,000	2,049,915
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 5.00%, 11/1/37	500,000	552,220
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,000,000	1,160,250
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	3,600,000	3,651,804
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,363,810
California Statewide Communities Development Authority Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(2)	900,000	982,161
California Statewide Communities Development Authority Rev., Series 2006 B, (Kaiser Permanente), 5.00%, 3/1/41	1,000,000	1,071,590
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13	3,010,000	3,023,274
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	1,700,000	1,920,371
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,542,512
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)	2,570,000	2,642,859
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	760,000	775,557
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	365,000	408,231
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	375,000	423,668
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	600,000	679,104
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 97-17), VRDN, 0.08%, 3/1/13 (LOC: State Street Bank & Trust Co. and California State Teacher’s Retirement System)	2,000,000	2,000,000
Coalinga Public Financing Authority Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)	1,320,000	1,669,364

10

Principal Amount	Value
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	$4,000,000	$ 4,329,360
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	400,000	420,216
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	442,792
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	445,560
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.80%, 1/15/20(1)	1,000,000	1,033,280
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.85%, 1/15/23(1)	1,750,000	1,804,652
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/24(1)	2,000,000	1,054,120
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/25(1)	7,000,000	3,473,120
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)	1,500,000	1,544,775
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/32(1)	5,000,000	1,622,700
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)	170,000	178,949
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	1,000,000	658,530
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/38 (FGIC)	1,000,000	1,046,770
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	3,000,000	3,134,280
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	550,000	516,813
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 6.25%, 6/1/33(3)	400,000	406,284
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,233,740
Irvine Ranch Water District Special Assessment, Series 2009 B, VRDN, 0.12%, 3/1/13 (LOC: Bank of America N.A.)	1,100,000	1,100,000
Kern High School District GO, 7.15%, 8/1/14 (NATL-RE)(2)	1,815,000	1,993,523
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL-RE)(2)	1,340,000	1,374,840
Long Beach Bond Finance Authority Rev., Series 2007 A, 5.50%, 11/15/37	590,000	718,472
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	320,000	367,478
Los Alamitos Unified School District COP, (Capital Projects), 0.00%, 8/1/42(1)	1,100,000	666,743
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	1,425,000	1,618,301
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,195,370
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/22	500,000	599,210
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21	2,120,000	2,510,801
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,261,120
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,229,500
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	4,000,000	4,652,080
Los Angeles Department of Water & Power Rev., Series 2012 C, 5.00%, 7/1/24	1,000,000	1,243,840

11

Principal Amount	Value
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	$3,000,000	$ 3,683,790
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, (Power System), 5.00%, 7/1/19	1,000,000	1,235,140
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	582,630
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	525,000	636,400
Los Angeles Municipal Improvement Corp. Lease Rev., Series 2012 B, 5.00%, 3/1/42	1,000,000	1,096,010
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	250,000	281,300
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/30	3,000,000	3,370,380
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	2,000,000	2,221,400
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,157,761
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	2,000,000	2,317,160
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,212,120
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,135,350
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	1,280,000	1,549,363
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	3,273,850
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	1,150,000	1,333,609
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.26%, 3/7/13	1,500,000	1,500,090
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.26%, 3/7/13	1,480,000	1,480,089
Metropolitan Water District of Southern California Rev., Series 2012 B2, VRDN, 0.46%, 3/7/13	5,895,000	5,895,413
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	2,500,000	2,901,975
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,374,560
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40	1,000,000	1,226,480
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,000,000	1,048,880
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)	1,135,000	1,162,558
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,098,250
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/16	1,000,000	1,116,090
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/17	2,000,000	2,282,500
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	2,320,000	2,696,536
Oceanside Unified School District GO, Series 2012 C, 0.00%, 8/1/51(4)	3,995,000	373,692
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,131,790
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	816,435

12

Principal Amount	Value
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(1)	$1,670,000	$ 1,458,027
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(4)	2,600,000	1,156,714
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL-RE)	1,000,000	1,349,160
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL-RE)	855,000	1,023,897
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,799,370
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(1)	2,110,000	556,977
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,045,000	1,215,074
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	625,000	704,600
Riverside Public Financing Authority Lease Rev., Series 2012 A, 5.00%, 11/1/17	860,000	987,254
Riverside Public Financing Authority Lease Rev., Series 2012 A, 5.00%, 11/1/18	1,475,000	1,718,980
Riverside Public Financing Authority Lease Rev., Series 2012 A, 4.00%, 11/1/33	570,000	577,057
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,183,310
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.74%, 3/1/13 (NATL-RE/FGIC)	1,500,000	1,402,965
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	732,656
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,163,260
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	1,000,000	1,163,860
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	1,800,000	2,190,168
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)	7,400,000	6,500,012
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,650,780
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	1,500,000	1,671,720
San Diego County Water Authority Rev., 5.00%, 5/1/34(5)	2,000,000	2,375,240
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	1,665,000	1,901,896
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	2,000,000	2,294,180
San Diego Unified School District GO, Series 2010 C, 0.00%, 7/1/44(1)	2,880,000	675,648
San Diego Unified School District GO, Series 2012 E, 0.00%, 7/1/42(1)	5,000,000	2,216,100
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/36	250,000	293,243
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,635,220
San Francisco City and County Airports Commission Rev., Series 2010 F, (San Francisco International Airport), 5.00%, 5/1/40	2,150,000	2,383,898
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,309,382
San Francisco City and County COP, Series 2011 B, 4.00%, 9/1/14	1,100,000	1,160,775

13

Principal Amount	Value
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	$1,000,000	$ 1,156,270
San Francisco City and County Redevelopment Financial Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	583,935
San Mateo County Joint Powers Financing Authority Lease Rev., (Capital Projects Program), 6.00%, 7/1/19 (NATL-RE)	2,000,000	2,511,460
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	685,000	759,446
San Mateo Union High School District GO, 0.00%, 2/15/15(1)	2,665,000	2,641,068
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 5.00%, 2/1/18	2,390,000	2,793,719
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	571,905
Santa Margarita-Dana Point Authority Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL-RE)	2,000,000	2,154,460
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	449,060
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	481,184
South Placer Wastewater Authority Rev., Series 2011 D, VRDN, 0.94%, 3/7/13	2,060,000	2,072,999
Southern California Public Power Authority Rev., (Multiple Projects), 6.75%, 7/1/13 (AGM-CR)	3,730,000	3,812,396
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,078,440
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	1,410,000	1,415,302
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	1,000,000	889,300
Tri-Dam Power Authority Rev., 4.00%, 5/1/13	1,190,000	1,194,915
Tri-Dam Power Authority Rev., 4.00%, 11/1/13	1,210,000	1,228,682
Tri-Dam Power Authority Rev., 4.00%, 5/1/14	1,235,000	1,268,543
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,393,392
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18	465,000	488,171
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,202,720
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.11%, 3/1/13 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	5,500,000	5,515,895
University of California Rev., Series 2005 B, 5.00%, 5/15/13, Prerefunded at 101% of Par (AGM)(2)	2,000,000	2,040,880
University of California Rev., Series 2007 D, 5.00%, 5/15/32 (NATL-RE/FGIC)	1,545,000	1,727,866
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	3,000,000	3,565,740
Ventura County Public Financing Authority Rev., Series 2013 A, 5.00%, 11/1/43(5)	600,000	667,308
West Contra Costa Unified School District GO, 5.00%, 8/1/32	1,750,000	1,979,407

14

Principal Amount	Value
Yosemite Community College District GO, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	$3,000,000	$ 906,270
		424,569,774
GUAM — 0.8%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	900,000	1,004,553
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,392,155
		3,396,708
PUERTO RICO — 1.2%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	1,910,000	2,024,390
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	665,000	702,459
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	300,000	296,616
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16	1,250,000	1,331,938
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, 0.00%, 8/1/45 (NATL-RE)(1)	5,000,000	816,150
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)	1,145,000	217,172
		5,388,725
U.S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Authority Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17	3,480,000	3,908,945
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $398,285,302)		437,264,152
OTHER ASSETS AND LIABILITIES — 0.4%		1,948,888
TOTAL NET ASSETS — 100.0%		$439,213,040

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
105	U.S. Treasury 30-Year Bonds	June 2013	$15,097,031	$(11,710)

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
AGM-CR = Assured Guaranty Municipal Corporation – Custodian Receipts
Ambac = American Municipal Bond Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GO = General Obligation
LOC = Letter of Credit
NATL-RE = National Public Finance Guarantee Corporation – Reinsured
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Capital appreciation bond. These securities are issued with a zero-coupon and may become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $391,048.

(4)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5)	When-issued security.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

FEBRUARY 28, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $398,285,302)	$437,264,152
Cash	257,583
Receivable for investments sold	15,450
Receivable for capital shares sold	895,407
Receivable for variation margin on futures contracts	13,473
Interest receivable	4,749,471
443,195,536

Liabilities
Payable for investments purchased	3,022,406
Payable for capital shares redeemed	501,391
Accrued management fees	156,024
Distribution and service fees payable	12,344
Dividends payable	290,331
3,982,496

Net Assets	$439,213,040

Net Assets Consist of:
Capital paid in	$401,095,452
Accumulated net realized loss	(849,552)
Net unrealized appreciation	38,967,140
$439,213,040

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$409,041,382	34,556,358	$11.84
Institutional Class	$31,061	2,624	$11.84
A Class	$18,298,403	1,545,943	$11.84*
C Class	$11,842,194	1,000,296	$11.84
*Maximum offering price $12.40 (net asset value divided by 0.955).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$7,979,067

Expenses:
Management fees	1,017,220
Distribution and service fees:
A Class	21,300
C Class	57,559
Trustees’ fees and expenses	11,426
Other expenses	186
1,107,691

Net investment income (loss)	6,871,376

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,384,717
Futures contract transactions	10,760
3,395,477

Change in net unrealized appreciation (depreciation) on:
Investments	1,736,385
Futures contracts	(11,710)
1,724,675

Net realized and unrealized gain (loss)	5,120,152

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,991,528

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2013 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2012
Increase (Decrease) in Net Assets	February 28, 2013	August 31, 2012
Operations
Net investment income (loss)	$6,871,376	$15,241,449
Net realized gain (loss)	3,395,477	9,572,320
Change in net unrealized appreciation (depreciation)	1,724,675	18,554,235
Net increase (decrease) in net assets resulting from operations	11,991,528	43,368,004

Distributions to Shareholders
From net investment income:
Investor Class	(6,494,923)	(14,584,516)
Institutional Class	(513)	(1,107)
A Class	(249,581)	(445,453)
B Class	—	(50)
C Class	(125,497)	(241,707)
Decrease in net assets from distributions	(6,870,514)	(15,272,833)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(6,185,911)	14,376,961

Net increase (decrease) in net assets	(1,064,897)	42,472,132

Net Assets
Beginning of period	440,277,937	397,805,805
End of period	$439,213,040	$440,277,937

Accumulated net investment loss	—	$(862)

See Notes to Financial Statements.

18

Notes to Financial Statements

FEBRUARY 28, 2013 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The fund pursues its objectives by investing primarily in long-term investment-grade debt securities issued by cities, counties and other municipalities in California and U.S. territories.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On September 21, 2011, there were no outstanding B Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

19

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended February 28, 2013 was 0.46% for the Investor Class, A Class and C Class and 0.26% for the Institutional Class.

20

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2013 were $82,272,800 and $84,186,064, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2013		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	793,456	$9,356,220	2,812,874	$31,937,264
Issued in reinvestment of distributions	394,058	4,655,452	928,665	10,558,264
Redeemed	(1,903,431)	(22,470,611)	(3,160,175)	(35,989,061)
	(715,917)	(8,458,939)	581,364	6,506,467
Institutional Class
Issued in reinvestment of distributions	43	504	98	1,107
A Class
Sold	295,847	3,484,131	472,478	5,394,968
Issued in reinvestment of distributions	19,693	232,661	36,021	410,317
Redeemed	(155,363)	(1,831,113)	(132,097)	(1,503,271)
	160,177	1,885,679	376,402	4,302,014
B Class	N/A
Redeemed			(2,596)	(28,631)
C Class
Sold	70,693	836,152	393,709	4,476,524
Issued in reinvestment of distributions	4,418	52,175	7,029	79,960
Redeemed	(42,243)	(501,482)	(83,950)	(960,480)
	32,868	386,845	316,788	3,596,004
Net increase (decrease)	(522,829)	$(6,185,911)	1,272,056	$14,376,961

21

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased interest rate risk derivative instruments during the last two months of the period. The interest rate risk derivative instruments at period end as disclosed on the fund’s Schedule of Investments are indicative of the fund’s typical volume during that time.

The value of interest rate risk derivative instruments as of February 28, 2013, is disclosed on the Statement of Assets and Liabilities as an asset of $13,473 in receivable for variation margin on futures contracts.* For the six months ended February 28, 2013, the effect of interest rate risk derivative instruments on the Statement of Operations was $10,760 in net realized gain (loss) on futures contract transactions and $(11,710) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

22

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$398,285,302
Gross tax appreciation of investments	$39,237,123
Gross tax depreciation of investments	(258,273)
Net tax appreciation (depreciation) of investments	$38,978,850

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2012, the fund had accumulated short-term capital losses of $(4,194,384), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(928,411) and $(3,265,973) expire in 2018 and 2019, respectively.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(2)	$11.70	0.19(3)	0.14	0.33	(0.19)	—	(0.19)	$11.84	2.80%	0.47%(4)	3.17%(4)	19%	$409,041
2012	$10.94	0.41(3)	0.77	1.18	(0.42)	—	(0.42)	$11.70	10.92%	0.47%	3.65%	76%	$412,713
2011	$11.20	0.47(3)	(0.27)	0.20	(0.46)	—	(0.46)	$10.94	2.02%	0.48%	4.38%	63%	$379,586
2010	$10.67	0.49(3)	0.54	1.03	(0.49)	(0.01)	(0.50)	$11.20	9.90%	0.48%	4.51%	25%	$426,044
2009	$10.83	0.50	(0.16)	0.34	(0.50)	—	(0.50)	$10.67	3.47%	0.49%	4.90%	36%	$405,263
2008	$10.98	0.51	(0.15)	0.36	(0.51)	—	(0.51)	$10.83	3.29%	0.49%	4.60%	29%	$431,008
Institutional Class
2013(2)	$11.70	0.20(3)	0.14	0.34	(0.20)	—	(0.20)	$11.84	2.90%	0.27%(4)	3.37%(4)	19%	$31
2012	$10.94	0.44(3)	0.76	1.20	(0.44)	—	(0.44)	$11.70	11.14%	0.27%	3.85%	76%	$30
2011	$11.20	0.49(3)	(0.26)	0.23	(0.49)	—	(0.49)	$10.94	2.22%	0.28%	4.58%	63%	$27
2010(5)	$10.79	0.26(3)	0.41	0.67	(0.26)	—	(0.26)	$11.20	6.28%	0.28%(4)	4.69%(4)	25%(6)	$27
A Class
2013(2)	$11.70	0.17(3)	0.14	0.31	(0.17)	—	(0.17)	$11.84	2.67%	0.72%(4)	2.92%(4)	19%	$18,298
2012	$10.94	0.38(3)	0.77	1.15	(0.39)	—	(0.39)	$11.70	10.64%	0.72%	3.40%	76%	$16,214
2011	$11.20	0.44(3)	(0.26)	0.18	(0.44)	—	(0.44)	$10.94	1.77%	0.73%	4.13%	63%	$11,044
2010	$10.67	0.47(3)	0.54	1.01	(0.47)	(0.01)	(0.48)	$11.20	9.63%	0.73%	4.26%	25%	$15,173
2009	$10.83	0.48	(0.16)	0.32	(0.48)	—	(0.48)	$10.67	3.22%	0.74%	4.65%	36%	$10,221
2008(7)	$11.10	0.44	(0.27)	0.17	(0.44)	—	(0.44)	$10.83	1.57%	0.74%(4)	4.41%(4)	29%(8)	$6,166

24

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(2)	$11.70	0.13(3)	0.14	0.27	(0.13)	—	(0.13)	$11.84	2.29%	1.47%(4)	2.17%(4)	19%	$11,842
2012	$10.94	0.30(3)	0.76	1.06	(0.30)	—	(0.30)	$11.70	9.82%	1.47%	2.65%	76%	$11,321
2011	$11.20	0.36(3)	(0.26)	0.10	(0.36)	—	(0.36)	$10.94	1.01%	1.48%	3.38%	63%	$7,120
2010	$10.67	0.38(3)	0.54	0.92	(0.38)	(0.01)	(0.39)	$11.20	8.81%	1.48%	3.51%	25%	$10,641
2009	$10.83	0.40	(0.16)	0.24	(0.40)	—	(0.40)	$10.67	2.45%	1.49%	3.90%	36%	$6,362
2008(7)	$11.10	0.36	(0.27)	0.09	(0.36)	—	(0.36)	$10.83	0.87%	1.49%(4)	3.72%(4)	29%(8)	$1,209

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended February 28, 2013 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)	March 1, 2010 (commencement of sale) through August 31, 2010.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.
(7)	September 28, 2007 (commencement of sale) through August 31, 2008.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

25

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77935   1304

SEMIANNUAL REPORT	FEBRUARY 28, 2013

California Tax-Free Money Market Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	17
Additional Information	18

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended February 28, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information. For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rebound After Second-Quarter Slump in 2012

Capital market performance from August 31, 2012 to February 28, 2013 reflected rebounds in investor sentiment and riskier asset returns since the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”) and extensions of other easing measures, helped trigger increased optimism about the global financial and economic outlook. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 14.41% for the six-month period, compared with 8.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks also posted gains, while U.S. and global treasury indices generally retreated. In this environment, municipal bonds generally outperformed the broader U.S. bond market—the Barclays Municipal Bond Index gained 2.01% compared with 0.15% for the Barclays U.S. Aggregate Bond Index.

The U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 28, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCTXX	0.00%(2)	0.01%(2)	0.35%(2)	1.14%(2)	2.66%	11/9/83

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

FEBRUARY 28, 2013
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.19%
7-Day Effective Yield
After waiver(1)	0.01%
(1)Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	14 days
Weighted Average Life	46 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	95%
31-90 days	—
91-180 days	3%
More than 180 days	2%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Expenses Paid During Period(1) 9/1/12 - 2/28/13	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.00	$1.64	0.33%

Investor Class (before waiver)	$1,000	$1,000.00(2)	$2.48	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,023.16	$1.66	0.33%

Investor Class (before waiver)	$1,000	$1,022.32	$2.51	0.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

	Principal Amount	Value
Municipal Securities — 98.2%
CALIFORNIA — 98.2%
ABAG Finance Authority for Nonprofit Corps. Rev., (St. Pauls-Day-Episcopal School), VRDN, 0.20%, 3/7/13 (LOC: Wells Fargo Bank N.A. and First Bank)	$ 3,320,000	$ 3,320,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.20%, 3/7/13 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Catholic High School), VRDN, 0.11%, 3/7/13 (LOC: Comerica Bank)	1,500,000	1,500,000
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.13%, 3/1/13 (LOC: Bank of America N.A.)	980,000	980,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.16%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	3,915,000	3,915,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.30%, 3/7/13 (LOC: Bank of the West)	1,950,000	1,950,000
California Infrastructure & Economic Development Bank Rev., (Loyola High School), VRDN, 0.12%, 3/7/13 (LOC: First Republic Bank and FHLB)	4,110,000	4,110,000
California Infrastructure & Economic Development Bank Rev., (SRI International), VRDN, 0.12%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	6,800,000	6,800,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.19%, 3/7/13 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 0.11%, 3/7/13 (LOC: Pacific Capital Bank N.A. and FHLB)	2,650,000	2,650,000
California Municipal Finance Authority Rev., Series 2010 A, (Southwest Community Health Center), VRDN, 0.15%, 3/7/13 (LOC: Comerica Bank)	4,000,000	4,000,000
California Municipal Finance Authority Rev., Series 2012 A, (High Desert Partnership in Academic Excellence Foundation), VRDN, 0.13%, 3/7/13 (LOC: Union Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., (BLT Enterprises), VRDN, 0.13%, 3/6/13 (LOC: Union Bank N.A.)	2,815,000	2,815,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.21%, 3/7/13 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.31%, 3/6/13 (LOC: Bank of the West)	2,460,000	2,460,000
California School Cash Reserve Program Authority Rev., Series 2013 X, 2.00%, 10/1/13	6,000,000	6,063,487
California State Enterprise Development Authority Rev., (Community Hospice Inc.), VRDN, 0.11%, 3/7/13 (LOC: Bank of Stockton and FHLB)	4,145,000	4,145,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.11%, 3/7/13 (LOC: First Republic Bank and FHLB)	7,260,000	7,260,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.11%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	2,950,000	2,950,000

7

Principal Amount	Value
California Statewide Communities Development Authority Rev., (Encanto Homes Apartments), VRDN, 0.11%, 3/7/13 (LOC: East West Bank and FHLB)	$ 8,900,000	$ 8,900,000
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.16%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
California Statewide Communities Development Authority Rev., (PUTTERs), VRDN, 0.18%, 3/7/13 (LOC: JPMorgan Chase Bank N.A.)	12,500,000	12,500,000
California Statewide Communities Development Authority Rev., (Trinity Children & Family), VRDN, 0.13%, 3/6/13 (LOC: Citizens Business Bank and California State Teacher’s Retirement System)	7,420,000	7,420,000
California Statewide Communities Development Authority Rev., Series 2008 B, (Los Angeles Community Museum of Art), VRDN, 0.10%, 3/6/13 (LOC: Union Bank N.A.)	5,300,000	5,300,000
California Statewide Communities Development Authority COP, VRDN, 0.12%, 3/6/13 (LOC: Union Bank N.A.)	2,270,000	2,270,000
City of Duarte COP, Series 2001 A, VRDN, 2.00%, 3/6/13 (LOC: Union Bank N.A. and California State Teacher’s Retirement System)	470,000	470,000
City of El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.11%, 3/7/13 (LOC: Union Bank N.A. and California State Teacher’s Retirement System)	2,970,000	2,970,000
City of Hanford Sewer System Rev., Series 1996 A, VRDN, 0.13%, 3/7/13 (LOC: Union Bank N.A.)	840,000	840,000
City of Oroville Hospital Rev., Series 2012 A, (Oroville Hospital), VRDN, 0.13%, 3/7/13 (LOC: Comerica Bank)	7,500,000	7,500,000
City of Reedley COP, (Mennonite Brethren Homes), VRDN, 0.12%, 3/7/13 (LOC: Bank of the Sierra and FHLB)	8,440,000	8,440,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.16%, 3/7/13	9,465,000	9,465,000
County of San Bernardino Rev., Series 2004 A, (WLP Parkview Place Apartments), VRDN, 0.21%, 3/7/13 (LOC: FNMA)	3,420,000	3,420,000
County of San Bernardino GO, Series 2012 A, 2.00%, 6/28/13	2,000,000	2,011,643
County of Yolo Rev., (Beckett Hall, Inc.), VRDN, 0.18%, 3/7/13 (LOC: Bank of the West and California State Teacher’s Retirement System)	7,305,000	7,305,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A-2, VRN, 0.11%, 3/7/13	3,035,000	3,035,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A-2, VRN, 0.12%, 3/7/13	2,345,000	2,345,000
Eastern Municipal Water District Rev., Series 2012 A, VRN, 0.13%, 3/7/13	7,000,000	7,000,000
Irvine Ranch Water District Special Assessment Rev., Series 2011 A1, VRN, 0.11%, 3/7/13	1,500,000	1,500,000
Irvine Ranch Water District Special Assessment Rev., Series 2011 A2, VRN, 0.11%, 3/7/13	4,000,000	4,000,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4005Z, VRDN, 0.19%, 3/7/13 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Los Angeles County Community Development Commission COP, (Willowbrook Partnership), VRDN, 0.15%, 3/6/13 (LOC: Wells Fargo Bank N.A.)	2,300,000	2,300,000
Metropolitan Water District of Southern California Rev., Series 2009 A-1, VRN, 0.11%, 3/7/13	3,560,000	3,560,000

8

Principal Amount	Value
Metropolitan Water District of Southern California Rev., Series 2009 A-2, VRN, 0.11%, 3/7/13	$ 5,000,000	$ 5,000,000
Metropolitan Water District of Southern California Rev., Series A1, VRN, 0.11%, 3/7/13	6,440,000	6,440,000
Pittsburg Public Financing Authority Rev., VRDN, 0.14%, 3/7/13 (LOC: Bank of the West)	3,020,000	3,020,000
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.11%, 3/1/13 (LOC: State Street Bank & Trust Co. and California State Teacher’s Retirement System)	4,500,000	4,500,000
San Francisco City & County Redevelopment Agency Special Tax Rev., Series 2005 A, VRDN, 0.13%, 3/7/13 (LOC: JPMorgan Chase Bank N.A.)	4,500,000	4,500,000
Santa Clara County Housing Authority Rev., Series 2003 A, VRDN, 0.16%, 3/7/13 (LOC: Citibank N.A.)	1,850,000	1,850,000
State of California Rev., Series 2012 A-1, 2.50%, 5/30/13	5,000,000	5,026,678
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.11%, 3/7/13 (LOC: Union Bank N.A. and California State Teacher’s Retirement System)	2,500,000	2,500,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.17%, 3/7/13 (SBBPA: JPMorgan Chase Bank N.A.)	8,435,000	8,435,000
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.11%, 3/1/13 (LOC: Bank of America N.A.)	500,000	500,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.50%, 3/7/13 (LOC: BNP Paribas)	14,835,000	14,835,000
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.17%, 3/6/13 (SBBPA: Citibank N.A.)	10,000,000	10,000,000
TOTAL MUNICIPAL SECURITIES		242,231,808
Commercial Paper(2) — 2.4%
San Diego County Water Authority, 0.14%, 3/4/13	1,000,000	1,000,000
San Diego County Water Authority, 0.24%, 3/7/13	5,000,000	5,000,000
TOTAL COMMERCIAL PAPER		6,000,000
TOTAL INVESTMENT SECURITIES — 100.6%		248,231,808
OTHER ASSETS AND LIABILITIES — (0.6)%		(1,518,268)
TOTAL NET ASSETS — 100.0%		$246,713,540

9

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
AGM = Assured Guaranty Municipal Corporation
COP = Certificates of Participation
DRIVERs = Derivative Inverse Tax-Exempt Receipts
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
PUTTERs = Puttable Tax-Exempt Receipts
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $6,590,000, which represented 2.7% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

FEBRUARY 28, 2013 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$248,231,808
Cash	805,854
Receivable for investments sold	495,000
Receivable for capital shares sold	120,722
Interest receivable	150,563
249,803,947

Liabilities
Payable for investments purchased	3,035,000
Payable for capital shares redeemed	979
Accrued management fees	54,345
Dividends payable	83
3,090,407

Net Assets	$246,713,540

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	246,720,641

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$246,720,637
Accumulated net realized loss	(7,097)
$246,713,540

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$435,958

Expenses:
Management fees	624,292
Trustees’ fees and expenses	6,108
Other expenses	161
630,561
Fees waived	(207,154)
423,407

Net investment income (loss)	12,551

Net realized gain (loss) on investment transactions	10

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,561

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2013 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2012
Increase (Decrease) in Net Assets	February 28, 2013	August 31, 2012
Operations
Net investment income (loss)	$12,551	$28,806
Net realized gain (loss)	10	(7,107)
Net increase (decrease) in net assets resulting from operations	12,561	21,699

Distributions to Shareholders
From net investment income	(12,551)	(28,806)
From net realized gains	—	(9,097)
Decrease in net assets from distributions	(12,551)	(37,903)

Capital Share Transactions
Proceeds from shares sold	35,843,972	59,620,301
Proceeds from reinvestment of distributions	11,768	36,488
Payments for shares redeemed	(52,539,350)	(95,609,541)
Net increase (decrease) in net assets from capital share transactions	(16,683,610)	(35,952,752)

Net increase (decrease) in net assets	(16,683,600)	(35,968,956)

Net Assets
Beginning of period	263,397,140	299,366,096
End of period	$246,713,540	$263,397,140

Transactions in Shares of the Fund
Sold	35,843,972	59,620,301
Issued in reinvestment of distributions	11,768	36,488
Redeemed	(52,539,350)	(95,609,541)
Net increase (decrease) in shares of the fund	(16,683,610)	(35,952,752)

See Notes to Financial Statements.

13

Notes to Financial Statements

FEBRUARY 28, 2013 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The fund pursues its objectives by investing in high-quality, very short-term municipal money market debt securites.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.  The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc., (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the six months ended February 28, 2013 was 0.49% before waiver and 0.33% after waiver.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

15

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2012, the fund had accumulated short-term capital losses of $(7,107), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2013(2)	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.00%	0.33%(4)	0.50%(4)	0.01%(4)	(0.16)%(4)	$246,714
2012	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.40%	0.50%	0.01%	(0.09)%	$263,397
2011	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.38%	0.50%	0.01%	(0.11)%	$299,366
2010	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.03%	0.34%	0.50%	0.01%	(0.15)%	$345,565
2009	$1.00	0.01	(0.01)	—	(0.01)	$1.00	0.77%	0.49%	0.55%	0.83%	0.77%	$439,637
2008	$1.00	0.02	(0.02)	—(3)	(0.02)	$1.00	2.38%	0.47%	0.51%	2.32%	2.28%	$580,049

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended February 28, 2013 (unaudited).
(3)	Per-share amount was less than $0.005.
(4)	Annualized.

See Notes to Financial Statements.

17

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s
website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77937   1304

SEMIANNUAL REPORT	FEBRUARY 28, 2013

California Intermediate-Term Tax-Free Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	24
Statement of Operations	25
Statement of Changes in Net Assets	26
Notes to Financial Statements	27
Financial Highlights	32
Additional Information	34

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended February 28, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information. For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rebound After Second-Quarter Slump in 2012

Capital market performance from August 31, 2012 to February 28, 2013 reflected rebounds in investor sentiment and riskier asset returns since the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”) and extensions of other easing measures, helped trigger increased optimism about the global financial and economic outlook. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 14.41% for the six-month period, compared with 8.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks also posted gains, while U.S. and global treasury indices generally retreated. In this environment, municipal bonds generally outperformed the broader U.S. bond market—the Barclays Municipal Bond Index gained 2.01% compared with 0.15% for the Barclays U.S. Aggregate Bond Index.

The U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of February 28, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCITX	1.87%	4.38%	5.88%	4.22%	5.77%	11/9/83
Barclays 7 Year Municipal Bond Index	—	1.84%	3.59%	6.53%	4.96%	N/A(2)	—
Institutional Class	BCTIX	1.97%	4.49%	—	—	6.05%	3/1/10
A Class No sales charge* With sales charge*	BCIAX	1.75% -2.80%	4.03% -0.67%	— —	— —	5.58% 3.96%	3/1/10
C Class No sales charge* With sales charge*	BCIYX	1.37% 0.37%	3.34% 3.34%	— —	— —	4.82% 4.82%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Benchmark data first available January 1990.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

FEBRUARY 28, 2013
Portfolio at a Glance
Weighted Average Maturity	8.6 years
Average Duration (Modified)	4.9 years

Top Five Sectors	% of fund investments
General Obligation (GO)	19%
Electric Revenue	19%
Certificates of Participation (COPs)/Leases	12%
Water/Sewer/Gas Revenue	9%
Transportation Revenue	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.7%
Other Assets and Liabilities	0.3%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Expenses Paid During Period(1) 9/1/12 – 2/28/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,018.70	$2.35	0.47%
Institutional Class	$1,000	$1,019.70	$1.35	0.27%
A Class	$1,000	$1,017.50	$3.60	0.72%
C Class	$1,000	$1,013.70	$7.34	1.47%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.36	0.47%
Institutional Class	$1,000	$1,023.46	$1.35	0.27%
A Class	$1,000	$1,021.22	$3.61	0.72%
C Class	$1,000	$1,017.51	$7.35	1.47%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

FEBRUARY 28, 2013 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 99.7%
CALIFORNIA — 97.1%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.15%, 3/1/13 (LOC: Bank of America N.A.)	$ 2,440,000	$ 2,440,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/15	280,000	300,437
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/16	270,000	295,664
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,149,970
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	585,855
ABAG Finance Authority for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.13%, 3/1/13 (LOC: LaSalle Bank N.A.)	8,500,000	8,500,000
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	2,500,000	3,085,025
Alameda Corridor Transportation Authority Rev., Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	9,000,000	3,011,580
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/24	2,250,000	2,772,180
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	700,000	826,630
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/23	1,200,000	1,492,380
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/24	2,275,000	2,787,785
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/25	4,390,000	5,347,942
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/24	1,500,000	1,846,155
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/25	3,500,000	4,279,275
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.81%, 3/7/13	1,450,000	1,449,174
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,359,420
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	7,000,000	7,903,070
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.21%, 3/7/13	2,500,000	2,498,850
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	5,000,000	6,077,200
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.00%, 4/1/34	3,500,000	4,005,330
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-2, (San Francisco Bay Area), 5.00%, 10/1/42	4,610,000	5,173,480
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/26	5,000,000	6,174,050
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/34	4,000,000	4,739,880
California Department of Water Resources Rev., Series 2010 M, 5.00%, 5/1/14	10,000,000	10,562,400

Principal Amount	Value
California Department of Water Resources Rev., Series 2011 AJ, (Central Valley), 5.00%, 12/1/20	$ 9,665,000	$ 12,252,514
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	1,800,000	2,117,142
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	3,230,000	3,677,161
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	5,000,000	5,999,700
California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22	1,000,000	1,200,620
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Central Valley), 5.00%, 12/1/25	1,000,000	1,225,930
California Department of Water Resources Power Supply Rev., Series 2010 L, 4.00%, 5/1/15	2,290,000	2,469,994
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	1,000,000	1,100,250
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,692,200
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17	10,875,000	12,800,092
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	3,000,000	3,627,630
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	7,000,000	8,645,140
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	3,850,000	4,780,737
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	18,000,000	22,235,580
California Department of Water Resources Power Supply Rev., Series 2010 M, 4.00%, 5/1/15	7,275,000	7,846,815
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	4,000,000	4,401,000
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16	2,000,000	2,276,880
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	14,215,000	17,853,187
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	13,300,000	16,937,816
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL-RE/FGIC)	8,460,000	9,024,451
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(2)	1,130,000	1,206,659
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14	3,870,000	4,128,206
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	7,000,000	8,483,230
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19	4,505,000	5,567,414
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/20	5,000,000	6,110,650
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22	2,000,000	2,261,600
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	5,000,000	5,311,950
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,649,795
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,375,560
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	750,000	912,780

Principal Amount	Value
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	$ 500,000	$ 598,350
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	831,488
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,321,860
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/36	1,045,000	1,087,761
California Educational Facilities Authority Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14	5,000,000	5,252,500
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	2,100,000	2,457,651
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,952,000	3,426,062
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,523,244
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.91%, 3/7/13	3,875,000	3,878,875
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/15	1,240,000	1,356,944
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,141,400
California GO, 5.25%, 8/1/13, Prerefunded at 100% of Par(2)	2,185,000	2,232,349
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(2)	4,000,000	4,179,360
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(2)	5,000,000	5,228,550
California GO, 4.00%, 10/1/14	3,000,000	3,177,840
California GO, 5.00%, 9/1/15	9,115,000	10,165,504
California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,826,071
California GO, 5.50%, 4/1/18	1,000,000	1,222,170
California GO, 5.00%, 8/1/18	2,260,000	2,619,091
California GO, 5.00%, 9/1/18	1,000,000	1,209,380
California GO, 5.00%, 9/1/19	7,645,000	9,373,229
California GO, 5.25%, 2/1/20	2,815,000	2,872,651
California GO, 5.00%, 3/1/20	1,690,000	1,979,345
California GO, 5.00%, 8/1/20	5,000,000	5,773,500
California GO, 5.25%, 10/1/20	5,000,000	6,139,100
California GO, 5.00%, 3/1/22	5,000,000	5,595,500
California GO, 5.00%, 9/1/22	2,000,000	2,508,920
California GO, 5.50%, 4/1/24	4,600,000	5,653,170
California GO, 5.00%, 8/1/24	1,260,000	1,441,301
California GO, 5.75%, 4/1/28	5,000,000	6,030,400
California GO, 5.75%, 4/1/31	5,000,000	5,983,050
California GO, 5.00%, 11/1/32	1,890,000	2,125,796
California GO, 6.50%, 4/1/33	5,000,000	6,276,100
California GO, 6.00%, 4/1/38	3,000,000	3,626,550
California GO, Series 2004 A1, (Kindergarten), VRDN, 0.07%, 3/1/13 (LOC: Citibank N.A.)	200,000	200,000
California GO, Series 2004 A5, (Kindergarten), VRDN, 0.08%, 3/1/13 (LOC: Citibank N.A.)	900,000	900,000
California GO, Series 2004 B1, (Kindergarten), VRDN, 0.07%, 3/1/13 (LOC: Citibank N.A.)	500,000	500,000
California GO, Series 2004 B2, (Kindergarten), VRDN, 0.07%, 3/1/13 (LOC: Citibank NA)	1,600,000	1,600,000
California GO, Series 2004 B3, (Kindergarten), VRDN, 0.09%, 3/1/13 (LOC: Citibank N.A.)	1,800,000	1,800,000
California GO, Series 2005 B7, VRDN, 0.08%, 3/1/13 (LOC: JPMorgan Chase Bank N.A.)	5,000,000	5,000,000
California GO, Series 2012 B, VRN, 1.01%, 3/7/13	2,000,000	2,004,040
California GO, Series 2012 B, VRN, 1.11%, 3/7/13	800,000	801,680

Principal Amount	Value
California GO, Series 2012 B, VRN, 1.26%, 3/7/13	$ 960,000	$ 970,176
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,201,440
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	735,000	897,670
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)	1,455,000	1,696,661
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,522,035
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17	1,400,000	1,647,940
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17	1,000,000	1,200,240
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	3,335,000	3,908,053
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,232,318
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,522,035
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14	500,000	536,330
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	51,978
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24	3,250,000	3,995,387
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,085,000	2,531,586
California Health Facilities Financing Authority Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22	685,000	752,411
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18	3,000,000	3,549,690
California Health Facilities Financing Authority Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.25%, 11/1/29	5,000,000	6,133,850
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,500,000	1,774,305
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,186,570
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25	2,000,000	2,325,580
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,000,000	1,226,490
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18	1,305,000	1,573,713
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22	1,650,000	2,031,909
California Health Facilities Financing Authority Rev., Series 2012 B, (Children’s Hospital of Los Angeles), VRDN, 1.91%, 3/7/13	4,025,000	4,058,609

Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.13%, 3/1/13 (LOC: Bank of America N.A.)	$ 1,175,000	$ 1,175,000
California Infrastructure & Economic Development Bank Rev., (SRI International), 3.00%, 9/1/14	1,110,000	1,146,841
California Infrastructure & Economic Development Bank Rev., (SRI International), 4.00%, 9/1/15	545,000	585,935
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/20	1,040,000	1,230,102
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/21	1,095,000	1,294,257
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/22	1,150,000	1,364,671
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/28	2,000,000	2,290,480
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20	1,000,000	1,003,980
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	6,727,550
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.08%, 3/1/13 (LOC: Wells Fargo Bank N.A.)	3,600,000	3,600,000
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22	3,735,000	4,473,297
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/18	2,000,000	2,310,160
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	975,000	1,067,528
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 5.00%, 10/1/17	1,090,000	1,308,087
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.41%, 3/7/13	10,000,000	10,032,500
California Municipal Finance Authority Rev., (Biola University), 5.00%, 10/1/18	1,000,000	1,147,680
California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17	2,000,000	2,247,600
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/33	2,250,000	2,678,197
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	1,000,000	1,214,530
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,243,791
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,135,800
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	688,605
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	2,008,547
California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,588,937

Principal Amount	Value
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services – Butterfield), 5.00%, 6/1/14	$ 1,800,000	$ 1,906,002
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services – Butterfield), 5.00%, 6/1/15	1,450,000	1,595,986
California Public Works Board Lease Rev., Series 2006 A, (California State University), 5.00%, 10/1/16 (NATL-RE/FGIC)	1,500,000	1,723,005
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.00%, 11/1/13 (NATL-RE/FGIC)	2,590,000	2,673,191
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.25%, 11/1/19 (NATL-RE/FGIC)	1,210,000	1,484,307
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services – Building 8 & 9), 6.25%, 4/1/34	2,435,000	2,943,331
California Public Works Board Lease Rev., Series 2009 B, (Department of Education – Riverside Campus), 6.00%, 4/1/27	2,130,000	2,597,194
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.00%, 10/1/16	2,500,000	2,871,675
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.00%, 11/1/13	2,000,000	2,064,240
California Public Works Board Lease Rev., Series 2011 A, (Various Capital Projects), 5.00%, 10/1/17	6,490,000	7,667,221
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	2,000,000	2,348,960
California Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/28	3,700,000	4,447,585
California Public Works Board Lease Rev., Series 2012 A, 5.00%, 4/1/22	2,100,000	2,547,951
California Public Works Board Lease Rev., Series 2012 A, 5.00%, 4/1/23	2,000,000	2,407,940
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/15	4,000,000	4,375,800
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/21	3,000,000	3,623,910
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,800,000	2,110,032
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	1,865,000	2,049,915
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 5.00%, 11/1/37	4,400,000	4,859,536
California Rev., Series 2012 A-2, 2.50%, 6/20/13	8,000,000	8,056,960
California State University System Rev. 5.00%, 11/1/20	1,250,000	1,552,513
California State University System Rev. 5.00%, 11/1/24	5,000,000	6,114,600
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16	750,000	856,163
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17	815,000	951,773
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18	515,000	612,021
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,635,201
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Community Center), VRDN, 0.13%, 3/1/13 (LOC: Bank of America N.A.)	2,835,000	2,835,000

Principal Amount	Value
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	$21,125,000	$ 21,428,989
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL-RE)	2,000,000	2,321,040
California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 4/1/13, Partially Prerefunded at 100% of Par (FSA)(2)	440,000	441,668
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	1,300,000	1,505,049
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,820,000	1,989,151
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	1,000,000	1,072,160
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)	1,000,000	1,123,120
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	3,055,000	3,275,418
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	2,460,000	2,592,200
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13	6,500,000	6,528,665
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,747,192
Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL-RE/FGIC)	1,000,000	1,125,670
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)	3,115,000	3,452,977
Chabot-Las Positas Community College District GO, (2016 Crossover), 5.00%, 8/1/29(3)	3,980,000	4,662,689
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	10,700,000	10,919,029
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	850,000	950,674
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	875,000	988,558
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	1,400,000	1,584,576
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 97-17), VRDN, 0.08%, 3/1/13 (LOC: State Street Bank & Trust Co. and California State Teacher’s Retirement System)	4,500,000	4,500,000
City of Irvine Improvement Bond Act of 1915 Rev., Series 2011 A, VRDN, 0.08%, 3/1/13 (LOC: U.S. Bank N.A. and California State Teacher’s Retirement System)	8,305,000	8,305,000
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	1,185,000	1,282,573
East Bay Municipal Utility District Rev., Series 2012 B, 5.00%, 6/1/16	5,750,000	6,590,190

Principal Amount	Value
East Bay Municipal Utility District Rev., Series 2012 B, 5.00%, 6/1/18	$ 4,245,000	$ 5,162,939
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,688,093
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24	1,000,000	1,148,840
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	600,000	630,324
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	664,188
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	668,340
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.80%, 1/15/20(1)	2,000,000	2,066,560
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.85%, 1/15/23(1)	3,000,000	3,093,690
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/24(1)	3,000,000	1,581,180
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/25(1)	8,000,000	3,969,280
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/26(1)	1,995,000	2,056,665
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)	1,500,000	1,544,775
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/32(1)	5,000,000	1,622,700
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, (Senior Lien), 0.00%, 1/1/26(1)(2)	10,000,000	7,227,000
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,150,000	1,279,513
Fremont Union High School District GO, 5.00%, 8/1/34	1,340,000	1,601,568
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(2)(4)	4,440,000	4,515,480
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/13 (Ambac)	2,200,000	2,218,172
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,317,060
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	3,000,000	3,134,280
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	1,555,000	1,461,171
Irvine Ranch Water District Special Assessment, Series 2009 B, VRDN, 0.12%, 3/1/13 (LOC: Bank of America N.A.)	9,530,000	9,530,000
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	785,000	798,007
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	625,302
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	773,310
Kern High School District GO, 5.00%, 8/1/26(3)	1,900,000	2,270,500
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	1,215,000	1,395,270
Los Alamitos Unified School District COP, (Capital Projects), 0.00%, 8/1/42(1)	2,100,000	1,272,873

Principal Amount	Value
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	$ 2,500,000	$ 2,820,800
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	2,000,000	2,271,300
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Parking), 5.30%, 7/1/13 (ACA)(LOC: Wells Fargo Bank N.A.)	1,030,000	1,030,021
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/21	1,195,000	1,425,324
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,195,370
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,955,000	2,328,522
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31	1,000,000	1,150,970
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20	3,000,000	3,705,000
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18	750,000	891,150
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	3,000,000	3,391,680
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/24	3,040,000	3,624,288
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	5,000,000	5,815,100
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32	3,535,000	4,132,768
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/13	1,500,000	1,519,905
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14	400,000	425,852
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/16	1,000,000	1,114,960
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/18	780,000	946,639
Los Angeles Department of Water & Power Rev., Series 2012 C, 5.00%, 7/1/24	1,500,000	1,865,760
Los Angeles Department of Water & Power Rev., Series 2012 C, (Power System), 5.00%, 1/1/16	8,750,000	9,811,637
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	1,225,000	1,484,933
Los Angeles Municipal Improvement Corp. Rev., Series 2012 C, 5.00%, 3/1/25	3,000,000	3,516,810
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	1,700,000	1,912,840
Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/13, Prerefunded at 100% of Par (AGM)(2)	2,500,000	2,541,625
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	4,000,000	4,442,800
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	2,000,000	2,270,120
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	4,000,000	4,634,320
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	3,000,000	3,636,360
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,135,350

Principal Amount	Value
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	$ 2,565,000	$ 3,104,779
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	5,140,000	6,264,015
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	3,000,000	3,784,140
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34	2,975,000	3,631,047
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL-RE)	2,305,000	2,342,387
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL-RE)	1,000,000	1,062,460
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.26%, 3/7/13	3,500,000	3,500,210
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.26%, 3/7/13	3,460,000	3,460,208
Metropolitan Water District of Southern California Rev., Series 2012 B2, VRDN, 0.46%, 3/7/13	13,755,000	13,755,963
Mount San Antonio Community College District GO, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL-RE)(1)	5,000,000	4,816,600
Mountain View COP, (Capital Projects), 5.25%, 8/1/18	1,485,000	1,516,393
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/17	1,000,000	1,132,960
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/21	1,200,000	1,392,528
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)	1,690,000	1,717,699
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)	1,085,000	1,134,129
Newport Beach Rev., Series 2009 A, (Hoag Memorial Hospital Presbyterian), 5.00%, 12/1/18	1,505,000	1,817,498
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40	1,000,000	1,226,480
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,500,000	1,573,320
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,139,810
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19	2,000,000	2,376,220
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20	1,515,000	1,796,229
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21	2,050,000	2,402,293
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22	4,250,000	5,018,187
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	2,101,925
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,387,520
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL-RE)	1,000,000	1,081,310
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.00%, 8/1/22	750,000	843,803
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,361,238
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 4.00%, 2/1/15	1,350,000	1,432,485
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/16	1,000,000	1,116,090
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/17	1,700,000	1,940,125

Principal Amount	Value

Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	$ 5,825,000	$ 6,770,397
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	4,000,000	4,612,440
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	289,243
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	216,682
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)	2,750,000	3,119,325
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 4.00%, 6/1/16	1,335,000	1,450,184
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/23	1,230,000	1,439,444
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	1,111,510
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,131,790
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,219,210
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(1)	1,660,000	1,449,296
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,445,997
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,669,174
Port of Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL-RE)	1,270,000	1,467,079
Port of Oakland Rev., Series 2007 C, (Intermediate Lien) 5.00%, 11/1/17 (NATL-RE)	2,375,000	2,804,946
Port of Oakland Rev., Series 2012 Q, (Senior Lien), 2.00%, 5/1/14	1,100,000	1,123,287
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	2,500,000	2,998,950
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(1)	2,780,000	733,837
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)	1,165,000	1,278,611
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)	1,215,000	1,324,569
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15	1,505,000	1,625,912
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,083,570
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	908,832
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,505,517
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,631,159
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)	50,000	53,497
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)	3,035,000	3,358,440
Riverside County Palm Desert Financing Authority Rev., Series 2008 A, 5.00%, 5/1/14	1,450,000	1,524,791

Principal Amount	Value
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	$ 935,000	$ 1,054,082
Riverside Public Financing Authority Lease Rev., Series 2012 A, 4.00%, 11/1/33	1,640,000	1,660,303
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	3,000,000	3,458,880
Sacramento City Financing Authority Rev., 5.00%, 12/1/16 (NATL-RE/FGIC)	2,500,000	2,747,125
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,208,420
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,174,390
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,163,790
Sacramento County Airport System Rev., Series 2009 B, 4.25%, 7/1/16	1,000,000	1,106,010
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL-RE/FGIC)	1,000,000	1,289,410
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.74%, 3/1/13 (NATL-RE/FGIC)	2,500,000	2,338,275
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)	3,105,000	3,704,513
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	3,000,000	3,741,990
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/24	1,500,000	1,850,415
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/25	5,000,000	6,123,150
Sacramento Regional Transit District Rev., (Farebox Revenue), 3.00%, 3/1/15	840,000	878,186
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/16	440,000	479,912
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/17	1,000,000	1,106,030
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/18	250,000	291,670
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18	350,000	427,277
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/19	300,000	368,847
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	1,500,000	1,825,140
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)	9,840,000	8,643,259
San Buenaventura Community Memorial Health System Rev., 8.00%, 12/1/26	2,000,000	2,573,180
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/17	1,250,000	1,381,838
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/18	1,160,000	1,294,108
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19	1,290,000	1,560,836
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34	750,000	842,633
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/18	300,000	346,950
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/19	400,000	467,788
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/21	5,940,000	7,554,848
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	2,780,000	3,175,538
San Diego Public Facilities Financing Authority Rev., Series 2009 A, 5.00%, 8/1/21	1,000,000	1,180,150

Principal Amount	Value
San Diego Public Facilities Financing Authority Rev., Series 2009 B, 5.00%, 5/15/22	$ 3,680,000	$ 4,474,254
San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)	1,230,000	1,299,630
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/21	2,000,000	2,536,120
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/24	2,000,000	2,489,120
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	3,400,000	4,135,454
San Diego Unified School District GO, Series 2012 E, 0.00%, 7/1/42(1)	5,000,000	2,216,100
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/24	500,000	619,050
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/25	500,000	615,015
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,222,480
San Francisco City and County Airports Commission Rev., (San Francisco International Airport), 5.00%, 5/1/26	1,250,000	1,506,800
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)	3,375,000	3,963,296
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)	2,000,000	2,406,380
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), 4.00%, 5/1/24	1,625,000	1,847,121
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,500,000	4,241,090
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport), (Governmental Purpose), 5.00%, 5/1/19	1,500,000	1,830,165
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	4,025,000	4,869,928
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/17	2,440,000	2,822,665
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,309,382
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19	2,930,000	3,554,910
San Francisco City and County COP, Series 2011 B, 4.00%, 9/1/14	3,000,000	3,165,750
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21	5,000,000	6,341,150
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28	2,780,000	3,284,848
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15	420,000	449,261
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16	440,000	479,358

Principal Amount	Value
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17	$ 465,000	$ 513,816
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18	485,000	552,565
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19	510,000	600,423
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20	515,000	608,493
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL-RE)	2,680,000	3,229,186
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	690,000	764,989
San Mateo Union High School District GO, 0.00%, 2/15/15(1)	7,090,000	7,026,332
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,000,000	1,150,480
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL-RE/FGIC)	1,885,000	1,923,944
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)	3,350,000	3,392,980
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/16	4,735,000	5,148,744
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/17	2,055,000	2,267,960
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 5.00%, 2/1/18	5,000,000	5,844,600
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	1,000,000	1,143,810
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18	7,645,000	9,180,345
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	4,000,000	4,943,920
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL-RE)	430,000	431,195
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	600,000	673,590
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	600,000	721,776
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13	1,250,000	1,276,813
Shasta Lake Public Finance Authority Rev., 4.50%, 4/1/15	1,430,000	1,515,557
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/19	2,400,000	2,558,976
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/22	2,130,000	2,275,543
Solano County COP, 5.00%, 11/1/13 (NATL-RE)	1,135,000	1,170,015
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.25%, 6/1/17	2,000,000	2,241,760
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.50%, 6/1/18	2,700,000	3,111,723

Principal Amount	Value
South Placer Wastewater Authority Rev., Series 2011 D, VRDN, 0.94%, 3/7/13	$ 4,140,000	$ 4,166,123
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)	50,000	52,462
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,376,400
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27	2,000,000	2,421,380
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21	2,780,000	3,466,132
Southern California Public Power Authority Rev., Series 2012 A, 4.00%, 7/1/16	2,055,000	2,289,065
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/17	2,685,000	3,171,522
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/18	1,880,000	2,270,720
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	3,500,000	3,112,550
Tri-Dam Power Authority Rev., 4.00%, 11/1/14	1,260,000	1,306,784
Tri-Dam Power Authority Rev., 4.00%, 5/1/15	1,285,000	1,342,260
Tri-Dam Power Authority Rev., 4.00%, 11/1/15	1,310,000	1,380,373
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,000,000	1,161,160
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15	690,000	730,482
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16	940,000	991,738
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.11%, 3/1/13 (LOC: Bank of America N.A.)	27,200,000	27,200,000
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	8,500,000	8,524,565
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27	1,000,000	1,126,580
University of California Rev., Series 2005 B, 5.00%, 5/15/13, Prerefunded at 101% of Par (AGM)(2)	3,000,000	3,061,320
University of California Rev., Series 2009 Q, 5.25%, 5/15/23	2,000,000	2,379,000
University of California Rev., Series 2010 S, 5.00%, 5/15/20	1,405,000	1,676,601
University of California Rev., Series 2010 S, 5.00%, 5/15/40	1,250,000	1,419,450
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(2)	1,000,000	1,040,560
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,145,000	1,248,233
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,505,000	2,730,851
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,640,000	2,878,022
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,415,000	1,542,576
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,000,000	1,090,160
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,980,000	3,248,677

Principal Amount	Value
Ventura County Public Financing Authority Rev., Series 2013 A, 5.00%, 11/1/43(3)	$ 1,200,000	$ 1,334,616
West Contra Costa Unified School District GO, 5.00%, 8/1/32	3,500,000	3,958,815
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)	1,500,000	1,668,990
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)	1,000,000	1,116,820
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)	1,200,000	1,335,528
Westlands Water District Rev., Series 2012 A, 5.00%, 9/1/30 (AGM)	1,725,000	2,021,804
Yosemite Community College District GO, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	6,000,000	1,812,540
		1,250,706,536
GUAM — 0.2%
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	1,000,000	1,100,910
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/19 (AGM)	1,000,000	1,192,560
		2,293,470
PUERTO RICO — 2.2%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	2,860,000	3,031,285
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,000,000	1,056,330
Puerto Rico Electric Power Authority Rev., Series 2002 KK, 5.25%, 7/1/13 (AGM)	1,255,000	1,270,273
Puerto Rico Electric Power Authority Rev., Series 2002 KK, 5.50%, 7/1/14 (AGM)	3,140,000	3,282,116
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	4,950,000	5,364,563
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)	4,000,000	4,348,840
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	1,000,000	988,720
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL-RE)	1,500,000	1,522,500
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	1,510,000	1,578,237
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15	5,000,000	5,273,500
Puerto Rico Public Buildings Authority Rev., Series 2007 M2, (Government Facilities), VRDN, 5.50%, 7/1/17 (Ambac)	1,000,000	1,081,830
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)	2,280,000	432,448
		29,230,642
U.S. VIRGIN ISLANDS — 0.2%
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14	500,000	527,620
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15	170,000	179,408
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16	500,000	529,740
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20	1,000,000	1,055,580
		2,292,348
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,199,506,758)		1,284,522,996
OTHER ASSETS AND LIABILITIES — 0.3%		3,548,030
TOTAL NET ASSETS — 100.0%		$1,288,071,026

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
304	U.S. Treasury 30-Year Bonds	June 2013	$43,709,500	$(33,903)

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
ACA = American Capital Access
AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
Ambac = American Municipal Bond Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
M-S-R = Modesto, Stockton, Redding
NATL-RE = National Public Finance Guarantee Corporation — Reinsured
NCROC = Northern California Retired Offices Community
Radian = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.

(1)
Capital appreciation bond. These securities are issued with a zero-coupon and may become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	When-issued security.
(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,062,765.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,199,506,758)	$1,284,522,996
Cash	768,913
Receivable for capital shares sold	1,060,921
Receivable for variation margin on futures contracts	39,007
Interest receivable	13,294,460
1,299,686,297

Liabilities
Payable for investments purchased	8,951,733
Payable for capital shares redeemed	1,559,653
Accrued management fees	438,750
Distribution and service fees payable	23,819
Dividends payable	641,316
11,615,271

Net Assets	$1,288,071,026

Net Assets Consist of:
Capital paid in	$1,200,507,285
Accumulated net investment loss	(1,919)
Undistributed net realized gain	2,583,325
Net unrealized appreciation	84,982,335
$1,288,071,026

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,095,683,005	91,060,195	$12.03
Institutional Class	$127,394,195	10,586,223	$12.03
A Class	$44,805,071	3,723,285	$12.03*
C Class	$20,188,755	1,676,744	$12.04
*Maximum offering price $12.60 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$18,348,315

Expenses:
Management fees	2,750,394
Distribution and service fees:
A Class	50,557
C Class	84,703
Trustees’ fees and expenses	30,843
2,916,497

Net investment income (loss)	15,431,818

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,017,452
Futures contract transactions	30,016
3,047,468

Change in net unrealized appreciation (depreciation) on:
Investments	4,594,043
Futures contracts	(33,903)
4,560,140

Net realized and unrealized gain (loss)	7,607,608

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,039,426

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2013 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2012
Increase (Decrease) in Net Assets	February 28, 2013	August 31, 2012
Operations
Net investment income (loss)	$15,431,818	$30,756,885
Net realized gain (loss)	3,047,468	8,931,484
Change in net unrealized appreciation (depreciation)	4,560,140	37,835,103
Net increase (decrease) in net assets resulting from operations	23,039,426	77,523,472

Distributions to Shareholders
From net investment income:
Investor Class	(13,392,742)	(27,844,638)
Institutional Class	(1,449,161)	(2,041,135)
A Class	(458,541)	(721,069)
C Class	(128,495)	(175,874)
From net realized gains:
Investor Class	(286,816)	—
Institutional Class	(30,906)	—
A Class	(11,424)	—
C Class	(4,604)	—
Decrease in net assets from distributions	(15,762,689)	(30,782,716)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	116,127,357	247,232,687

Net increase (decrease) in net assets	123,404,094	293,973,443

Net Assets
Beginning of period	1,164,666,932	870,693,489
End of period	$1,288,071,026	$1,164,666,932

Accumulated net investment loss	$(1,919)	$(4,798)

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2013 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The fund pursues its objectives by investing primarily in investment-grade debt securities issued by cities, counties and other municipalities in California and U.S. territories with interest payments exempt from federal and California income taxes.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended February 28, 2013 was 0.46% for the Investor Class, A Class and C Class and 0.26% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2013 were $325,046,537 and $194,217,168, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2013		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	13,311,535	$159,773,796	26,911,687	$315,674,175
Issued in reinvestment of distributions	802,310	9,647,493	1,725,149	20,225,527
Redeemed	(8,905,001)	(106,987,628)	(14,134,802)	(165,442,954)
	5,208,844	62,433,661	14,502,034	170,456,748
Institutional Class
Sold	3,880,511	46,691,676	4,844,632	56,688,404
Issued in reinvestment of distributions	121,370	1,459,438	175,448	2,041,135
Redeemed	(703,435)	(8,447,874)	(1,008,455)	(11,845,700)
	3,298,446	39,703,240	4,011,625	46,883,839
A Class
Sold	1,263,731	15,192,225	2,069,462	24,234,996
Issued in reinvestment of distributions	32,317	388,595	49,639	583,486
Redeemed	(610,993)	(7,326,256)	(402,156)	(4,728,689)
	685,055	8,254,564	1,716,945	20,089,793
C Class
Sold	521,866	6,276,417	912,966	10,705,073
Issued in reinvestment of distributions	7,303	87,885	10,373	122,049
Redeemed	(52,376)	(628,410)	(87,505)	(1,024,815)
	476,793	5,735,892	835,834	9,802,307
Net increase (decrease)	9,669,138	$116,127,357	21,066,438	$247,232,687

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased interest rate risk derivative instruments during the last two months of the period. The interest rate risk derivative instruments at period end as disclosed on the fund’s Schedule of Investments are indicative of the fund’s typical volume during that time.

The value of interest rate risk derivative instruments as of February 28, 2013, is disclosed on the Statement of Assets and Liabilities as an asset of $39,007 in receivable for variation margin on futures contracts.* For the six months ended February 28, 2013, the effect of interest rate risk derivative instruments on the Statement of Operations was $30,016 in net realized gain (loss) on futures contract transactions and $(33,903) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,199,506,758
Gross tax appreciation of investments	$85,395,504
Gross tax depreciation of investments	(379,266)
Net tax appreciation (depreciation) of investments	$85,016,238

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(2)	$11.96	0.15(3)	0.07	0.22	(0.15)	—(4)	(0.15)	$12.03	1.87%	0.47%(5)	2.51%(5)	16%	$1,095,683
2012	$11.41	0.36(3)	0.55	0.91	(0.36)	—	(0.36)	$11.96	8.06%	0.47%	3.04%	55%	$1,026,796
2011	$11.56	0.40(3)	(0.15)	0.25	(0.40)	—	(0.40)	$11.41	2.27%	0.48%	3.57%	49%	$814,078
2010	$10.98	0.41(3)	0.59	1.00	(0.42)	—	(0.42)	$11.56	9.26%	0.48%	3.70%	11%	$814,105
2009	$10.96	0.44	0.01	0.45	(0.43)	—	(0.43)	$10.98	4.32%	0.49%	4.07%	36%	$596,739
2008	$10.92	0.44	0.04	0.48	(0.44)	—	(0.44)	$10.96	4.42%	0.49%	3.96%	41%	$610,976
Institutional Class
2013(2)	$11.96	0.16(3)	0.07	0.23	(0.16)	—(4)	(0.16)	$12.03	1.97%	0.27%(5)	2.71%(5)	16%	$127,394
2012	$11.41	0.38(3)	0.55	0.93	(0.38)	—	(0.38)	$11.96	8.28%	0.27%	3.24%	55%	$87,170
2011	$11.57	0.42(3)	(0.16)	0.26	(0.42)	—	(0.42)	$11.41	2.39%	0.28%	3.77%	49%	$37,381
2010(6)	$11.18	0.22(3)	0.39	0.61	(0.22)	—	(0.22)	$11.57	5.50%	0.28%(5)	3.76%(5)	11%(7)	$1,683
A Class
2013(2)	$11.96	0.13(3)	0.07	0.20	(0.13)	—(4)	(0.13)	$12.03	1.75%	0.72%(5)	2.26%(5)	16%	$44,805
2012	$11.41	0.32(3)	0.56	0.88	(0.33)	—	(0.33)	$11.96	7.79%	0.72%	2.79%	55%	$36,341
2011	$11.57	0.37(3)	(0.16)	0.21	(0.37)	—	(0.37)	$11.41	1.93%	0.73%	3.32%	49%	$15,077
2010(6)	$11.18	0.19(3)	0.39	0.58	(0.19)	—	(0.19)	$11.57	5.27%	0.73%(5)	3.37%(5)	11%(7)	$2,556

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(2)	$11.97	0.09(3)	0.07	0.16	(0.09)	—(4)	(0.09)	$12.04	1.37%	1.47%(5)	1.51%(5)	16%	$20,189
2012	$11.42	0.23(3)	0.56	0.79	(0.24)	—	(0.24)	$11.97	6.99%	1.47%	2.04%	55%	$14,361
2011	$11.57	0.29(3)	(0.15)	0.14	(0.29)	—	(0.29)	$11.42	1.27%	1.48%	2.57%	49%	$4,157
2010(6)	$11.18	0.15(3)	0.39	0.54	(0.15)	—	(0.15)	$11.57	4.87%	1.48%(5)	2.65%(5)	11%(7)	$2,076

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended February 28, 2013 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Annualized.
(6)	March 1, 2010 (commencement of sale) through August 31, 2010.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77936   1304

SEMIANNUAL REPORT	FEBRUARY 28, 2013

California High-Yield Municipal Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	18
Statement of Operations	19
Statement of Changes in Net Assets	20
Notes to Financial Statements	21
Financial Highlights	26
Additional Information	28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended February 28, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information. For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rebound After Second-Quarter Slump in 2012

Capital market performance from August 31, 2012 to February 28, 2013 reflected rebounds in investor sentiment and riskier asset returns since the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”) and extensions of other easing measures, helped trigger increased optimism about the global financial and economic outlook. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 14.41% for the six-month period, compared with 8.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks also posted gains, while U.S. and global treasury indices generally retreated. In this environment, municipal bonds generally outperformed the broader U.S. bond market—the Barclays Municipal Bond Index gained 2.01% compared with 0.15% for the Barclays U.S. Aggregate Bond Index.

The U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 28, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCHYX	3.34%	8.14%	7.20%	5.47%	6.14%	12/30/86
Barclays Municipal Bond Index	—	2.01%	5.00%	6.79%	5.05%	6.46%(2)	—
Institutional Class	BCHIX	3.44%	8.35%	—	—	8.61%	3/1/10
A Class No sales charge* With sales charge*	CAYAX	3.21% -1.46%	7.87% 2.98%	6.94% 5.95%	5.21% 4.72%	5.31% 4.83%	1/31/03
C Class No sales charge* With sales charge*	CAYCX	2.83% 1.83%	7.07% 7.07%	6.14% 6.14%	4.44% 4.44%	4.55% 4.55%	1/31/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 12/31/86, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.50%	0.30%	0.75%	1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. In addition, the lower-rated securities in which the fund invests are subject to greater liquidity risk and credit risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

FEBRUARY 28, 2013
Portfolio at a Glance
Weighted Average Maturity	18.9 years
Average Duration (Modified)	6.0 years

Top Five Sectors	% of fund investments
Land Based	17%
General Obligation (GO)	15%
Transportation Revenue	8%
Hospital Revenue	8%
Certificates of Participation (COPs)/Leases	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	96.9%
Other Assets and Liabilities	3.1%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Expenses Paid During Period(1) 9/1/12 - 2/28/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,033.40	$2.52	0.50%
Institutional Class	$1,000	$1,034.40	$1.51	0.30%
A Class	$1,000	$1,032.10	$3.78	0.75%
C Class	$1,000	$1,028.30	$7.54	1.50%
Hypothetical
Investor Class	$1,000	$1,022.32	$2.51	0.50%
Institutional Class	$1,000	$1,023.31	$1.51	0.30%
A Class	$1,000	$1,021.08	$3.76	0.75%
C Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

FEBRUARY 28, 2013 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 96.9%
CALIFORNIA — 90.3%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.15%, 3/1/13 (LOC: Bank of America N.A.)	$1,745,000	$1,745,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,239,740
ABAG Finance Authority for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.13%, 3/1/13 (LOC: LaSalle Bank N.A.)	1,500,000	1,500,000
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C1, (Episcopal Senior Communities), 3.00%, 7/1/19	1,835,000	1,846,634
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C2, (Episcopal Senior Communities), 2.50%, 7/1/19	2,625,000	2,634,765
ABC Unified School District GO, Series 2000 B, 0.00%, 8/1/21 (NATL-RE/FGIC)(1)	1,000,000	785,590
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.75%, 7/1/39	5,225,000	5,763,959
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/26	2,000,000	2,423,300
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/29 (AGM)	1,000,000	1,190,810
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,640,000	1,820,810
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/24	2,360,000	2,904,617
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.81%, 3/7/13	1,450,000	1,449,173
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.21%, 3/7/13	$2,500,000	$2,498,850
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/31	8,500,000	10,032,720
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/34	2,000,000	2,369,940
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,962,141
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,423,555
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	881,343
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	4,040,840
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,718,549
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,117,137
Beaumont Unified School District GO, Series 2011 C, (Election of 2008), 0.00%, 8/1/40 (AGM)(1)	2,000,000	514,960
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	928,664
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	892,430
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	1,000,000	691,710
California Department of Water Resources Rev., Series 2008 AE (Central Valley), 5.00%, 12/1/23	2,500,000	2,995,650

7

Principal Amount	Value
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	$4,500,000	$5,367,150
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(2)	4,725,000	5,867,269
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL-RE/FGIC)	6,000,000	6,400,320
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	10,000,000	12,118,900
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/20	3,135,000	3,831,378
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	2,063,662
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,355,020
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	1,400,000	1,638,434
California GO, 5.25%, 2/1/30	10,000,000	11,953,300
California GO, 6.00%, 4/1/38	5,000,000	6,044,250
California GO, Series 2004 A1, (Kindergarten), VRDN, 0.07%, 3/1/13 (LOC: Citibank N.A.)	1,020,000	1,020,000
California GO, Series 2004 A5, (Kindergarten), VRDN, 0.08%, 3/1/13 (LOC: Citibank N.A.)	1,900,000	1,900,000
California GO, Series 2004 B3, (Kindergarten), VRDN, 0.09%, 3/1/13 (LOC: Citibank N.A.)	10,400,000	10,400,000
California GO, Series 2005 B7, VRDN, 0.08%, 3/1/13 (LOC: JPMorgan Chase Bank N.A.)	4,400,000	4,400,000
California GO, Series 2012 B, VRN, 1.01%, 3/7/13	2,000,000	2,004,040
California GO, Series 2012 B, VRN, 1.11%, 3/7/13	800,000	801,680
California GO, Series 2012 B, VRN, 1.26%, 3/7/13	960,000	970,176
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	1,000,000	1,014,690
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	1,500,000	1,802,085
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16	5,000,000	5,824,200
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	1,470,000	1,491,594
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	1,000,000	1,014,690
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,214,190
California Health Facilities Financing Authority Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25	2,000,000	2,291,200
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	5,114,893
California Health Facilities Financing Authority Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,692,940
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,275,380
California Health Facilities Financing Authority Rev., Series 2012 A, (Children’s Hospital of Los Angeles), 5.00%, 11/15/34	625,000	684,081
California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	1,910,000	2,165,138

8

Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	$2,500,000	$2,792,400
California Health Facilities Financing Authority Rev., Series 2012 B, (Children’s Hospital of Los Angeles), VRDN, 1.91%, 3/7/13	2,015,000	2,031,825
California Health Facilities Financing Authority Rev., Series 2013 A, (Adventist Health System/West Obligated Group), 4.00%, 3/1/27	4,000,000	4,273,960
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.08%, 3/1/13 (LOC: Wells Fargo Bank N.A.)	3,300,000	3,300,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.25%, 10/1/34	2,000,000	2,234,900
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.41%, 3/7/13	5,000,000	5,016,250
California Mobilehome Park Financing Authority Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	1,905,000	1,923,574
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	6,345,000	6,479,895
California Mobilehome Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	2,045,820
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,091,670
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	3,000,000	3,643,590
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	3,991,461
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45	3,165,000	3,267,546
California Pollution Control Financing Authority Rev., (Pacific Gas and Electric Company), VRDN, 0.08%, 3/1/13 (LOC: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)	2,000,000	2,084,980
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,358,760
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,532,362
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	1,000,000	1,194,760
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	975,000	1,104,500
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,500,000	1,758,360
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	1,870,000	2,055,410
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 5.00%, 11/1/37	5,900,000	6,516,196
California State University Systemwide Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (NATL-RE)	5,000,000	5,468,100
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,250,000	1,450,312

9

Principal Amount	Value
California Statewide Communities Development Authority Rev., (Episcopal Communities and Services), 5.00%, 5/15/42	$1,500,000	$1,634,475
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,658,100
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Community Center), VRDN, 0.13%, 3/1/13 (LOC: Bank of America N.A.)	365,000	365,000
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41	2,500,000	2,876,375
California Statewide Communities Development Authority Rev., (University of California Irvine), 5.375%, 5/15/38	2,000,000	2,209,940
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,485,080
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	1,300,000	1,505,049
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	1,650,000	1,859,137
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	7,512,960
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,000,000	2,259,260
California Statewide Communities Development Authority Rev., Series 2013 A, (American Baptist Homes of the West), 5.00%, 10/1/43	1,200,000	1,291,308
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	6,250,000	6,302,500
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	2,000,000	2,352,780
Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	3,600,000	3,627,504
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,176,300
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	1,775,000	1,811,334
Clovis Public Financing Authority Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)	1,780,000	1,787,725
Corcoran COP, 8.75%, 6/1/16(3)	275,000	324,184
Duarte Unified School District GO, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	786,577
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,516,440
El Camino Community College District GO, Series 2012 C, (Election of 2002), 0.00%, 8/1/33(1)	12,445,000	5,372,880
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,516,475
Escondido Joint Powers Financing Authority Rev., (Water Systems Financing), 5.00%, 9/1/31	1,355,000	1,545,147
Foothill-De Anza Community College District GO, 0.00%, 8/1/21 (NATL-RE)(1)	3,000,000	2,467,050
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)	5,000,000	5,149,250

10

Principal Amount	Value
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	$5,000,000	$5,056,650
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	10,000,000	9,396,600
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	25,275,000	21,462,519
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,708,475
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,000,000	3,056,220
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	2,049,118
Independent Cities Finance Authority Mobile Home Park Rev., (Rancho Feliz and Las Casitasde Sonoma), 5.00%, 10/15/47	5,000,000	5,099,300
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,807,100
Independent Cities Finance Authority Mobile Home Park Rev., Series 2012 A, (Augusta Communities), 5.00%, 5/15/39	2,500,000	2,626,000
Independent Cities Lease Finance Authority Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,273,688
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	511,005
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	1,177,566
Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,538,011
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/24	700,000	819,392
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/26	600,000	689,124
Irvine Ranch Water District Special Assessment, Series 2009 B, VRDN, 0.12%, 3/1/13 (LOC: Bank of America N.A.)	770,000	770,000
Irvine Unified School District Special Tax Rev., (Community Facilities District No 06-1), 6.70%, 9/1/35	515,000	593,955
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,331,480
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/37(4)	250,000	259,583
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/42(4)	1,000,000	1,032,860
Kern High School District GO, 5.00%, 8/1/25(4)	1,145,000	1,395,904
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	2,276,565
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(5)	1,775,000	1,859,330

11

Principal Amount	Value
Long Beach Bond Finance Authority Rev., Series 2007 A, 5.50%, 11/15/37	$1,150,000	$1,400,412
Los Alamitos Unified School District COP, (Capital Projects), 0.00%, 8/1/42(1)	1,300,000	787,969
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27	2,000,000	2,333,400
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,326,781
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,000,000	1,191,060
Los Angeles County Public Works Financing Authority Rev., (Multiple Capital Projects II), 5.00%, 8/1/42	2,540,000	2,857,678
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25	2,000,000	2,331,580
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,261,120
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 B, 5.00%, 7/1/43	1,430,000	1,650,735
Los Angeles Municipal Improvement Corp. Lease Rev., Series 2012 B, 5.00%, 3/1/42	1,000,000	1,096,010
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	350,000	393,820
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/31	3,500,000	3,904,880
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	3,430,000	4,180,072
Los Angeles Wastewater System Rev., Series 2012 B, 5.00%, 6/1/32	3,000,000	3,528,180
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	925,000	941,752
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,500,310
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27	2,000,000	2,399,820
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,485,600
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	4,073,680
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,948,109
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	1,735,000	1,890,439
Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,271,725
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	5,000,000	5,094,100
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,856,825
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,361,237
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	6,030,000	6,953,253
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25	3,500,000	3,521,385
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/32	2,365,000	2,376,352

12

Principal Amount	Value
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	$1,375,000	$1,417,694
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL-RE)	3,000,000	3,527,370
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/35	4,000,000	4,314,760
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	4,000,000	4,527,160
Perris Public Financing Authority Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	3,036,056
Perris Public Financing Authority Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	3,111,835
Perris Public Financing Authority Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,140,000	2,230,265
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL-RE)	4,835,000	6,121,013
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	3,910,000	4,546,352
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/33	1,000,000	1,079,680
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/36	600,000	641,922
Redwood City Redevelopment Agency Tax Allocation Rev., Series 2003 A, (Redevelopment Project Area 2), 0.00%, 7/15/28 (Ambac)(1)	3,405,000	1,650,301
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/30	1,040,000	1,094,662
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/35	2,530,000	2,615,109
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 05-8 Scott Road), 5.00%, 9/1/42	3,000,000	3,018,030
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,501,202
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	2,010,920
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities School District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	1,021,880
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	4,068,520
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,763,722
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	1,023,725
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,740,880
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	732,656
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,163,260
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/42	1,300,000	1,428,219
Sacramento Special Tax Rev. (North Natomas Community Facilities District No. 1), 6.30%, 9/1/26	3,840,000	3,841,920
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/14, Prerefunded at 100% of Par (NATL-RE)(5)	1,975,000	2,067,805

13

Principal Amount	Value
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	$3,850,000	$4,707,780
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/24	300,000	372,291
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/25	500,000	615,840
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	610,980
San Diego County Water Authority Rev., 5.00%, 5/1/33(4)	1,500,000	1,787,040
San Diego County Water Authority Rev., 5.00%, 5/1/34(4)	2,000,000	2,375,240
San Diego Public Facilities Financing Authority Lease Rev., Series 2012 A, (Capital Improvement Projects), 5.00%, 4/15/37	2,000,000	2,169,960
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	3,000,000	3,521,490
San Diego Unified School District GO, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(1)	9,000,000	1,602,630
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/36	1,000,000	1,172,970
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26	3,000,000	3,549,390
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31	5,390,000	6,223,186
San Francisco City and County Redevelopment Agency Lease Rev., (George R. Mascone), 0.00%, 7/1/13(1)	1,250,000	1,248,487
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,232,880
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	$1,000,000	$1,204,380
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,450,000
San Joaquin Hills Transportation Corridor Agency Rev., Series 1997 A, 0.00%, 1/15/25 (NATL-RE)(1)	400,000	220,660
San Joaquin Hills Transportation Corridor Agency Rev., Series 1997 A, 0.00%, 1/15/31 (NATL-RE)(1)	16,000,000	6,290,240
San Joaquin Hills Transportation Corridor Agency Rev., Series 1997 A, 0.00%, 1/15/32 (NATL-RE)(1)	290,000	107,219
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34	2,605,000	2,935,522
San Marcos Public Facilities Authority Special Tax Rev., Series 2012 D, 5.00%, 9/1/32	1,000,000	1,067,840
San Marcos Public Facilities Authority Special Tax Rev., Series 2012 D, 5.00%, 9/1/36	875,000	916,816
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	549,380
Santa Barbara County Water COP, 5.50%, 9/1/22 (Ambac)	3,005,000	3,048,032
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/36(6)	10,000,000	3,457,200
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40(6)	815,000	227,890

14

Principal Amount	Value
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	$3,000,000	$3,557,490
Santa Margarita Water District Special Tax Rev., Series 2011 B, (Community Facilities District No. 99-1), 5.875%, 9/1/38	650,000	673,972
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No. 1), 5.10%, 9/1/21, Partially Prerefunded at 103% of Par(5)	465,000	498,633
Shasta Lake Public Finance Authority Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(5)	7,755,000	7,953,761
Solana Beach School District Special Tax Rev., (Public Financing Authority), 5.00%, 9/1/42	3,075,000	3,206,149
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	2,160,000	2,180,131
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/14 (NATL-RE-IBC)(6)	2,400,000	2,377,440
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-RE-IBC)(6)	1,250,000	1,225,988
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	5,750,000	6,752,800
Southern Mono Health Care District GO, Series 2002 A, (Election of 2001), 0.00%, 8/1/26 (NATL-RE)(1)	1,800,000	936,090
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43(1)	3,500,000	611,800
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,508,710
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,235,320
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL-RE/FGIC)(1)	2,690,000	1,967,735
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL-RE/FGIC)(1)	2,220,000	1,535,596
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	3,135,243
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,294,229
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,308,604
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,367,660
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	3,175,750
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	4,955,000	5,211,917
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,366,326
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,110,480

15

Principal Amount	Value
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	$1,500,000	$1,652,040
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.11%, 3/1/13 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	4,000,000	4,011,560
University of California Rev., Series 2012 G, (Limited Projects), 5.00%, 5/15/42	9,845,000	11,287,096
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,542,125
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,622,282
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	1,600,000	1,901,728
Ventura County Public Financing Authority Rev., Series 2013 A, 5.00%, 11/1/43(4)	3,000,000	3,336,540
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.50%, 3/7/13 (LOC: BNP Paribas)	6,570,000	6,570,000
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.17%, 3/6/13 (SBBPA: Citibank N.A.)	4,000,000	4,000,000
West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/35	1,740,000	1,755,573
Yosemite Community College District GO, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,374,308
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,307,637
Yuba City Unified School District GO, 0.00%, 3/1/25 (NATL-RE/FGIC)(1)	1,500,000	906,315
		687,933,026
GUAM — 2.1%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.125%, 1/1/42	1,000,000	1,113,360
Guam Government Business Privilege Tax Rev., Series 2012 B1, 5.00%, 1/1/42	2,500,000	2,759,925
Guam Government GO, Series 2007 A, 5.25%, 11/15/37	3,105,000	3,162,442
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	7,230,000	8,128,617
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	850,000	943,373
		16,107,717
PUERTO RICO — 4.0%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/24	5,000,000	5,180,800
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 6.00%, 7/1/47	5,000,000	5,230,450
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30	1,145,000	1,151,355
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	2,500,000	2,630,675
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	2,000,000	2,117,980
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	7,500,000	7,694,925
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	600,000	610,896
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRN, 1.13%, 5/1/13	10,000,000	5,973,900
		30,590,981

16

Principal Amount	Value
U.S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	$2,000,000	$2,352,560
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,633,440
		3,986,000
TOTAL INVESTMENT SECURITIES — 96.9% (Cost $696,236,851)		738,617,724
OTHER ASSETS AND LIABILITIES — 3.1%		23,323,968
TOTAL NET ASSETS — 100.0%		$761,941,692

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
174	U.S. Treasury 30-Year Bonds	June 2013	$25,017,938	$(19,405)

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
AGM = Assured Guaranty Municipal Corporation
Ambac = American Municipal Bond Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GO = General Obligation
LOC = Letter of Credit
NATL-RE = National Public Finance Guarantee Corporation - Reinsured
NATL-RE-IBC = National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.

(1)
Capital appreciation bond. These securities are issued with a zero-coupon and may become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $646,952.

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $324,184, which represented less than 0.04% of total net assets.

(4)	When-issued security.
(5)	Escrowed to maturity in U.S. government securities or state and local government securities.
(6)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

FEBRUARY 28, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $696,236,851)	$738,617,724
Cash	341,837
Receivable for investments sold	25,178,497
Receivable for capital shares sold	1,392,101
Receivable for variation margin on futures contracts	22,326
Interest receivable	10,212,664
775,765,149

Liabilities
Payable for investments purchased	11,723,263
Payable for capital shares redeemed	1,309,380
Accrued management fees	281,848
Distribution and service fees payable	49,593
Dividends payable	459,373
13,823,457

Net Assets	$761,941,692

Net Assets Consist of:
Capital paid in	$749,181,117
Accumulated net investment loss	(7)
Accumulated net realized loss	(29,600,886)
Net unrealized appreciation	42,361,468
$761,941,692

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$569,638,413	55,506,377	$10.26
Institutional Class	$27,971,534	2,725,879	$10.26
A Class	$131,961,856	12,858,095	$10.26*
C Class	$32,369,889	3,153,734	$10.26
*Maximum offering price $10.74 (net asset value divided by 0.955).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$16,157,979

Expenses:
Management fees	1,726,562
Distribution and service fees:
A Class	149,466
C Class	154,669
Trustees’ fees and expenses	21,020
Other expenses	791
2,052,508

Net investment income (loss)	14,105,471

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,311,243
Futures contract transactions	(29,924)
7,281,319

Change in net unrealized appreciation (depreciation) on:
Investments	1,622,533
Futures contracts	(19,405)
1,603,128

Net realized and unrealized gain (loss)	8,884,447

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,989,918

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2013 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2012
Increase (Decrease) in Net Assets	February 28, 2013	August 31, 2012
Operations
Net investment income (loss)	$14,105,471	$25,549,279
Net realized gain (loss)	7,281,319	2,510,385
Change in net unrealized appreciation (depreciation)	1,603,128	39,474,863
Net increase (decrease) in net assets resulting from operations	22,989,918	67,534,527

Distributions to Shareholders
From net investment income:
Investor Class	(10,830,099)	(19,616,707)
Institutional Class	(512,767)	(593,034)
A Class	(2,285,459)	(4,420,914)
B Class	—	(2,781)
C Class	(474,960)	(929,639)
Decrease in net assets from distributions	(14,103,285)	(25,563,075)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	77,818,197	135,589,898

Net increase (decrease) in net assets	86,704,830	177,561,350

Net Assets
Beginning of period	675,236,862	497,675,512
End of period	$761,941,692	$675,236,862

Accumulated net investment loss	$(7)	$(2,193)

See Notes to Financial Statements.

20

Notes to Financial Statements

FEBRUARY 28, 2013 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes. The fund pursues its objective by investing in municipal securities that are investment-grade securities, securities rated below investment grade, or unrated securities determined to be of similar quality.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

21

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1925% to 0.3100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended February 28, 2013 was 0.49% for the Investor Class, A Class and C Class and 0.29% for the Institutional Class.

22

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and
C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2013 were $282,374,296 and $217,876,410, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2013		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,049,498	$102,967,558	15,316,795	$150,686,406
Issued in reinvestment of distributions	828,380	8,488,232	1,554,528	15,284,626
Redeemed	(5,364,189)	(54,911,607)	(6,715,012)	(65,654,971)
	5,513,689	56,544,183	10,156,311	100,316,061
Institutional Class
Sold	557,205	5,713,292	1,267,450	12,656,322
Issued in reinvestment of distributions	49,246	504,622	60,937	593,034
Redeemed	(81,083)	(828,557)	(168,968)	(1,641,963)
	525,368	5,389,357	1,159,419	11,607,393
A Class
Sold	2,490,473	25,524,839	3,449,795	33,860,084
Issued in reinvestment of distributions	182,198	1,867,286	351,035	3,450,318
Redeemed	(1,380,577)	(14,094,829)	(1,705,337)	(16,712,440)
	1,292,094	13,297,296	2,095,493	20,597,962
B Class	N/A
Issued in reinvestment of distributions			144	1,370
Redeemed			(51,121)	(483,752)
			(50,977)	(482,382)
C Class
Sold	482,092	4,936,359	734,788	7,238,409
Issued in reinvestment of distributions	24,958	255,781	47,282	464,023
Redeemed	(254,208)	(2,604,779)	(425,205)	(4,151,568)
	252,842	2,587,361	356,865	3,550,864
Net increase (decrease)	7,583,993	$77,818,197	13,717,111	$135,589,898

23

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased interest rate risk derivative instruments during the last two months of the period. The interest rate risk derivative instruments at period end as disclosed on the fund’s Schedule of Investments are indicative of the fund’s typical volume during that time.

The value of interest rate risk derivative instruments as of February 28, 2013, is disclosed on the Statement of Assets and Liabilities as an asset of $22,326 in receivable for variation margin on futures contracts.* For the six months ended February 28, 2013, the effect of interest rate risk derivative instruments on the Statement of Operations was $(29,924) in net realized gain (loss) on futures contract transactions and $(19,405) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

24

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$696,236,851
Gross tax appreciation of investments	$46,984,359
Gross tax depreciation of investments	(4,603,486)
Net tax appreciation (depreciation) of investments	$42,380,873

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2012, the fund had accumulated short-term capital losses of $(34,022,979) and accumulated long-term capital losses of $(2,643,685), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2015	2016	2017	2018	2019	Unlimited (Short-Term)	Unlimited (Long-Term)
$(1,856,959)	$(59,454)	$(11,784,441)	$(12,885,340)	$(6,203,529)	$(1,233,256)	$(2,643,685)

25

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(2)	$10.13	0.21(3)	0.13	0.34	(0.21)	$10.26	3.34%	0.50%(4)	0.50%(4)	4.07%(4)	4.07%(4)	31%	$569,638
2012	$9.40	0.45(3)	0.73	1.18	(0.45)	$10.13	12.79%	0.50%	0.50%	4.55%	4.55%	48%	$506,399
2011	$9.69	0.47(3)	(0.29)	0.18	(0.47)	$9.40	2.07%	0.49%	0.51%	5.10%	5.08%	37%	$374,467
2010	$8.88	0.47(3)	0.81	1.28	(0.47)	$9.69	14.78%	0.49%	0.51%	5.08%	5.06%	17%	$417,503
2009	$9.50	0.48	(0.62)	(0.14)	(0.48)	$8.88	(1.16)%	0.52%	0.52%	5.56%	5.56%	26%	$373,313
2008	$9.90	0.48	(0.40)	0.08	(0.48)	$9.50	0.81%	0.52%	0.52%	4.91%	4.91%	31%	$455,741
Institutional Class
2013(2)	$10.13	0.22(3)	0.13	0.35	(0.22)	$10.26	3.44%	0.30%(4)	0.30%(4)	4.27%(4)	4.27%(4)	31%	$27,972
2012	$9.40	0.46(3)	0.74	1.20	(0.47)	$10.13	13.01%	0.30%	0.30%	4.75%	4.75%	48%	$22,287
2011	$9.69	0.49(3)	(0.29)	0.20	(0.49)	$9.40	2.27%	0.29%	0.31%	5.30%	5.28%	37%	$9,784
2010(5)	$9.28	0.25(3)	0.41	0.66	(0.25)	$9.69	7.16%	0.29%(4)	0.31%(4)	5.24%(4)	5.22%(4)	17%(6)	$27
A Class
2013(2)	$10.13	0.19(3)	0.13	0.32	(0.19)	$10.26	3.21%	0.75%(4)	0.75%(4)	3.82%(4)	3.82%(4)	31%	$131,962
2012	$9.40	0.42(3)	0.73	1.15	(0.42)	$10.13	12.51%	0.75%	0.75%	4.30%	4.30%	48%	$117,162
2011	$9.69	0.45(3)	(0.29)	0.16	(0.45)	$9.40	1.82%	0.74%	0.76%	4.85%	4.83%	37%	$89,028
2010	$8.88	0.45(3)	0.81	1.26	(0.45)	$9.69	14.50%	0.74%	0.76%	4.83%	4.81%	17%	$106,577
2009	$9.50	0.46	(0.62)	(0.16)	(0.46)	$8.88	(1.41)%	0.77%	0.77%	5.31%	5.31%	26%	$101,111
2008	$9.90	0.45	(0.40)	0.05	(0.45)	$9.50	0.55%	0.77%	0.77%	4.66%	4.66%	31%	$133,480

26

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(2)	$10.13	0.16(3)	0.13	0.29	(0.16)	$10.26	2.83%	1.50%(4)	1.50%(4)	3.07%(4)	3.07%(4)	31%	$32,370
2012	$9.40	0.35(3)	0.73	1.08	(0.35)	$10.13	11.67%	1.50%	1.50%	3.55%	3.55%	48%	$29,388
2011	$9.69	0.38(3)	(0.29)	0.09	(0.38)	$9.40	1.06%	1.49%	1.51%	4.10%	4.08%	37%	$23,917
2010	$8.88	0.38(3)	0.81	1.19	(0.38)	$9.69	13.64%	1.49%	1.51%	4.08%	4.06%	17%	$30,286
2009	$9.50	0.39	(0.62)	(0.23)	(0.39)	$8.88	(2.14)%	1.52%	1.52%	4.56%	4.56%	26%	$30,747
2008	$9.90	0.38	(0.40)	(0.02)	(0.38)	$9.50	(0.20)%	1.52%	1.52%	3.91%	3.91%	31%	$39,283

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended February 28, 2013 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)	March 1, 2010 (commencement of sale) through August 31, 2010.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

27

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77934   1304

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 29, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 29, 2013